Borrowings	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Borrowings
Note 7:	Borrowings

At December 31, advances from the Federal Home Loan Bank were as follows:

	2014	2013
	(In thousands)
Maturities May 2016 through August 2025, primarily at fixed rates ranging from 3.08% to 6.65%, averaging 3.81%	$26,719	$––
Maturities January 2014 through August 2025, primarily at fixed rates ranging from 3.08% to 6.65%, averaging 3.83%	––	26,991

	$26,719	$26,991

At December 31, 2014 required annual principal payments on Federal Home Loan Bank advances were as follows:

For the year ending December 31,	(In thousands)
2015	$185
2016	6,163
2017	20,124
2018	115
2019	44
Thereafter	88

$26,719

At December 31, 2014 and 2013, as a member of the Federal Home Loan Bank system the Bank had the ability to obtain up to $58.3 million and $52.9 million, respectively, in additional borrowings based on securities and certain loans pledged to the FHLB. At December 31, 2014 and 2013, the Bank had approximately $122.8 million and $115.2 million, respectively of one- to four-family residential real estate and commercial real estate loans pledged as collateral for borrowings. Also at December 31, 2014 and 2013, the Company and the Bank have cash management lines of credit with various correspondent banks (excluding FHLB cash management lines of credit) enabling additional borrowings of up to $15.0 million.

Short-term borrowings include approximately $5.1 million and $5.7 million at December 31, 2014 and 2013, respectively, of securities sold under agreements to repurchase.

Securities sold under agreements to repurchase are financing arrangements whereby the Company sells securities and agrees to repurchase the identical securities at the maturities of the agreements at specified prices. Physical control is maintained for all securities sold under repurchase agreements. Information concerning securities sold under agreements to repurchase is summarized as follows:

	2014	2013
	(Dollars in thousands)

Balance outstanding at year end	$5,098	$5,746
Average daily balance during the year	$7,797	$11,328
Average interest rate during the year	0.12%	0.12%
Maximum month-end balance during the year	$9,589	$15,141
Weighted-average interest rate at year end	0.12%	0.12%

Securities with an approximate carrying value of $7.3 million and $8.3 million at December 31, 2014 and 2013, respectively, were pledged as collateral for repurchase borrowings.